SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM (Details)	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating leases weighted average remaining term	6 years 6 months	6 years 4 months 24 days
Finance leases weighted average remaining term	1 year 4 months 24 days	9 months 18 days